Commitments and contingencies	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
11	Commitments and contingencies
Operating lease commitments
The Company leases office premises in the PRC under
non-cancellable
operating leases ranging from one to five years. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases.
Total operating lease expenses were RMB6,509 and RMB6,350 (US$948) for the six months ended June 30, 2021 and 2022, respectively.
As of June 30, 2022, future minimum payments under
non-cancellable
operating leases were as follows:

	RMB	US$
For the six months ended December 31, 2022	3,586	535
For the years ended December 31, 2023	6,577	982
2024	5,381	803

Total	15,544	2,320

The Company’s operating lease commitments have no renewal options, rent escalation clauses and restrictions or contingent rents. There are no lease payments subsequent to 2024.